                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 3/31/2003
                                               ---------

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: PALANTIR CAPITAL INC.

Address: PO BOX 675910, RANCHO SANTA FE, CA 92067

Form 13F File Number: 28-6214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: GLENN DOSHAY

Title: PRESIDENT

Phone: (858) 756-4423

Signature, Place, and Date of Signing:

   Glenn Doshay               Rancho Santa Fe, CA              May 14, 2003
_____________________     ___________________________      ___________________
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-6214                            _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      ZERO

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $73,291
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                      3/31/2003

ABN AMRO SECURITIES LLC

   COLUMN 1                   COL 2   COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6       COLUMN 7         COLUMN 8
----------------------------  ------  ---------  --------  ------------------  ------------------  --------  ----------------------
                              TITLE                                            INVEST. DISCRETION
                              OF      CUSIP        VALUE   SHRS OR  SH/  PUT/  SOLE SHARED OTHER    OTHER       VOTING AUTHORITY
 NAME OF ISSUER               CLASS   NUMBER     (x$1000)  PRN AMT  PRN  CALL  A    B      C       MANAGERS  SOLE  SHARED    NONE
----------------------------  ------  ---------  --------  -------  ---  ----  ---- ------ ------  --------  ----  ------  --------
ACE LTD                       ORD     G0070K103  1,447.50   50000    SH         SOLE                                        50,000
ALLIANT
  TECHSYSTEMS INC             COM     018804104  2,160.40   40000    SH         SOLE                                        40,000
ALTERA
  CORP 4/12.5
  CALL-S                      CALL    0214419DV    175.00    1250    SH   CALL  SOLE                                         1,250
ANNTAYLOR STORES
  CORP. 4/20
  PUT-S                       PUT     0361159PD     48.00     600    SH    PUT  SOLE                                           600
AT&T WIRELESS
  SVCS INC                    COM     00209A106    627.00   95000    SH         SOLE                                        95,000
AUTOMATIC DATA
  PROCESSING
  4/35 PUT-U                  PUT     0530159PG    164.00     400    SH    PUT  SOLE                                           400
BANKAMERICA CORP
  4/65 CALL-M                 CALL    0605069DM    145.00     500    SH   CALL  SOLE                                           500
BEA SYS INC                   COM     073325102  1,059.63  104500    SH         SOLE                                       104,500
BMC SOFTWARE
  INC 4/20 PUT-S              PUT     0559249PD    200.00     400    SH    PUT  SOLE                                           400
BROADCOM
  CORP-CL A                   CL A    111320107    926.25   75000    SH         SOLE                                        75,000
CABLEVISION
  SYSTEMS CORP                COM     12686C109  2,392.74  126000    SH         SOLE                                       126,000
CABOT OIL &
  GAS CORP                    COM     127097103  2,172.00   90500    SH         SOLE                                        90,500
CAREMARK RX INC               COM     141705103  1,706.10   94000    SH         SOLE                                        94,000
CHARTER MUN MTG
  ACCEP CORP                  COM     160908109  2,811.20  160000    SH         SOLE                                       160,000
CHEVRONTEXACO
  CORP 4/70 PUT-G             PUT     1667649PN    397.50     750    SH    PUT  SOLE                                           750
CHUBB CORP 4/45
  PUT-G                       PUT     1712329PI     95.00     500    SH    PUT  SOLE                                           500
CIGNA CORP                    COM     125509109  2,240.28   49000    SH         SOLE                                        49,000
CISCO SYS INC                 COM     17275R102    199.00   13791    SH         SOLE                                        13,791
CITIGROUP INC
  4/30 CALL-M                 CALL    1729679DF    336.00     700    SH   CALL  SOLE                                           700
CLEAR CHANNEL
  COMMUNICATIONS
  4/35 PUT-S                  PUT     1845039PG    225.00    1000    SH    PUT  SOLE                                         1,000
COGNOS INC
  4/22.5 CALL-M               CALL    19244C9DX    150.00    1000    SH   CALL  SOLE                                         1,000
COMCAST
  CORPORATION NEW             CL A    20030N200  1,924.30   70000    SH         SOLE                                        70,000
CONOCOPHILLIPS
  4/50 PUT-S                  PUT     20825C9PJ     22.50     750    SH    PUT  SOLE                                           750
COSTCO COMPANIES
  INC 4/25 CALL-S             CALL    22160K9DE    390.00     750    SH   CALL  SOLE                                           750
DEVON ENERGY
  CORP NEW                    COM     25179M103  1,543.04   32000    SH         SOLE                                        32,000
EL PASO CORP                  COM     28336L109  1,512.50  250000    SH         SOLE                                       250,000
EMC CORP MASS                 COM     268648102    766.38  106000    SH         SOLE                                       106,000
EMULEX CORP
  4/17.5 CALL-S               CALL    2924759DW    117.50     500    SH   CALL  SOLE                                           500
ENTRAVISION
  COMMUNICATIONS              CL A    29382R107    243.00   45000    SH         SOLE                                        45,000
FORD MTR CO CAP               PFD TR
  TR II                       CV6.5%  345395206  1,409.20   40000    SH         SOLE                                        40,000
FOREST OIL CORP               COM     346091705  1,087.13   48750    SH         SOLE                                        48,750
FOX ENTMT GRP INC             COM     35138T107  1,333.50   50000    SH         SOLE                                        50,000
GENERAL DYNAMICS
  CORP 4/60 PUT-M             PUT     3695509PL    275.00     500    SH    PUT  SOLE                                           500
GILEAD SCIENCES
  INC 4/37.5
  CALL-G                      CALL    3755589DU    200.00     400    SH   CALL  SOLE                                           400
GOLDMAN SACHS
  GRP INC                     COM     38141G104  3,404.00   50000    SH         SOLE                                        50,000
GREENERY                      NOTE
  REHABILITATION              8.750%
  GROUP                       4/0     394797AB0    196.54  248000    SH         SOLE                                       248,000
HEALTHSOUTH CORP              COM     421924101      8.50  100000    SH         SOLE                                       100,000
HONEYWELL INC
  4/25 PUT-S                  PUT     4385169PE    252.00     700    SH    PUT  SOLE                                           700
LIBERTY MEDIA CORP
  NEW                         SER A   530718105    973.00  100000    SH         SOLE                                       100,000
LOWES COS INC
  4/35 CALL-S                 CALL    5486619DG    290.00     500    SH   CALL  SOLE                                           500
MAXIM INTEGRATED
  PRODS INC                   COM     57772K101  2,347.80   65000    SH         SOLE                                        65,000
MCLEODUSA INC                 CL A    582266706      8.41   15288    SH         SOLE                                        15,288
MERCK & CO 4/55
  PUT-GS                      PUT     5893329PK     56.00     400    SH    PUT  SOLE                                           400
MERRILL LYNCH & CO
  INC 4/32.5
  CALL-S                      CALL    5901889DZ    175.00     500    SH   CALL  SOLE                                           500
MURPHY OIL CORP               COM     626717102  1,545.95   35000    SH         SOLE                                        35,000
NETSCREEN
  TECHNOLOGIES
  INC                         COM     64117V107    671.20   40000    SH         SOLE                                        40,000
NETWORK ASSOCIAES
  INC                         COM     640938106    276.20   20000    SH         SOLE                                        20,000
NEWFIELD EXPL CO              COM     651290108  2,118.13   62500    SH         SOLE                                        62,500
NEWFOCUS INC                  COM     644383101     31.25    5000    SH         SOLE                                         5,000
NEWMONT MINING
  CORP                        COM     651639106    784.50   30000    SH         SOLE                                        30,000
NORTEL NETWORKS
  CORP NEW                    COM     656568102    988.00  475000    SH         SOLE                                       475,000
ONEOK INC NEW                 COM     682680103    917.00   50000    SH         SOLE                                        50,000
PMC-SIERRA INC                COM     69344F106    476.00   80000    SH         SOLE                                        80,000
QUEST SOFTWARE
  INC                         COM     74834T103  1,548.00  172000    SH         SOLE                                       172,000
RENAISSANCE
  HOLINGS LTD                 COM     G7496G103  2,603.25   65000    SH         SOLE                                        65,000
RF MICRODEVICES
  INC                         COM     749941100    450.53   75000    SH         SOLE                                        75,000
SANMINA SCI CORP              COM     800907107    626.20  155000    SH         SOLE                                       155,000
SEMPRA ENERGY                 COM     816851109  3,244.80  130000    SH         SOLE                                       130,000
SKYWORKS SOLUTION
  INC                         COM     83088M102    623.00  100000    SH         SOLE                                       100,000
SOUTHWEST AIRLS
  CO 4/12.5
  CALL-S                      CALL    8447419DV    161.25     750    SH   CALL  SOLE                                           750
SYMANTEC CORP                 COM     871503108  2,154.90   55000    SH         SOLE                                        55,000
SYMANTEC CORP
  4/40 PUT-S                  PUT     8715039PH    130.00     500    SH    PUT  SOLE                                           500
TENET HEALTHCARE
  CORP                        COM     88033G100  2,839.00  170000    SH         SOLE                                       170,000
TEXAS INSTRS INC              COM     882508104  1,391.45   85000    SH         SOLE                                        85,000
VERITAS SOFTWARE
  CO 4/17.5 PUT-M             PUT     9234369PW     38.00     400    SH    PUT  SOLE                                           400
VIACOM INC 4/40
  PUT-S                       PUT     9255269PH    190.00     500    SH    PUT  SOLE                                           500
WEBMD CORP                    COM     94769M105  1,934.79  214500    SH         SOLE                                       214,500
WELLS FARGO &
  CO NEW                      COM     949746101  2,249.50   50000    SH         SOLE                                        50,000
WESTERN GAS
  RES INC                     COM     958259103  2,441.25   75000    SH         SOLE                                        75,000
WILLIAMS COS
  INC DEL                     COM     969457100    916.00  200000    SH         SOLE                                       200,000
WILLIS GROUP
  HLDG LTD                    COM     G96655108  1,828.45   65000    SH         SOLE                                        65,000
XTO ENERGY CORP               COM     98385X106  1,899.98   99999    SH         SOLE                                        99,999
                                                   73,291